Fair Value of Financial Instruments (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Fair Value of Financial Instruments [Abstract]
Cash	$ 282,146
Current liabilities	$ 7,429,640	$ 4,865,455
Other variables percentage	10.00%
Change profit or loss	$ 468,000